SELECTED STATEMENTS OF PROFIT OR LOSS DATA	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
SELECTED STATEMENTS OF PROFIT OR LOSS DATA [Text Block]
NOTE 19:-	SELECTED STATEMENTS OF PROFIT OR LOSS DATA

	Year ended December 31,
	2022	2021

Salaries and related expenses	$11,184	$8,493

Depreciation and amortization	$2,815	$2,125